NON-PUBLIC

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

13FCONP

4/04/06

RECD S.E.C.
AUG 16 2005
1086

United States
Securities and Exchange Commission
Washington, D.C. 20549

05077012

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: Credit Suisse
Address: Uetlibergstrasse 231, P.O. Box 900
Zurich CH 8070

13F File Number: 28-11379

This Form 13F is being filed by Credit Suisse, a Swiss bank (the "Bank"), on behalf of the Credit Suisse First Boston division ("CSFB division") and its subsidiaries identified on this report to the extent such subsidiaries constitute the CSFB division. The ultimate parent company of the Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Craig Stier
Title: Vice President
Phone: (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier New York, NY August 15, 2005

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE

[X] 13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number	Name
028-03702	Credit Suisse Asset Management LLC/NY

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REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 5981

Form 13F Information Table Value Total: 60,391,968.11 (x1000)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

No.	Form 13F File Number	Name
06	28-	Credit Suisse First Boston (Europe) Limited
01	28-2205	Credit Suisse First Boston, Inc.
03	28-11380	Credit Suisse First Boston LLC
04	28-	Credit Suisse First Boston Capital LLC
05	28-	Credit Suisse First Boston International

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4/4/06

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT B

FORM 13F INFORMATION TABLE

	-NUM-	--------NAME OF ISSUER--------	-TITLE OF CLASS-	--CUSIP--	VALUE -X$1000-	SHARES/ -PRN AMT-	SH/ PRN	PUT/ CALL	INVESTMT DISCRETN	-MANAGERS-	-----VOTING AUTHORITY----- --SOLE--	-SHARED-	--NONE--
	<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
3	1	ACCREDO HEALTH INC	COM	00437V104	41745	940000	SH		DEFINED	03 01	0	940000	0
7	2	CABLEVISION SYS CORP	CL A NY CABLVS	12686C109	16830	600000	SH		DEFINED	03 01	0	600000	0
4	3	GILLETTE CO	COM	375766102	50480	1000000	SH		DEFINED	03 01	0	1000000	0
5	4	LYONDELL CHEMICAL CO	COM	552078107	140036	5015600	SH		DEFINED	03 01	0	5015600	0
8	5	MCI INC	COM	552691107	6225	250000	SH		DEFINED	03 01	0	250000	0
6	6	MACROMEDIA INC	COM	556100105	33500	1000000	SH		DEFINED	03 01	0	1000000	0
9	7	NEXTEL PARTNERS INC	CL A	65333F107	23803	1085900	SH		DEFINED	03 01	0	1085900	0
2	8	UNOCAL CORP	COM	915289102	100246	1625000	SH		DEFINED	03 01	0	1625000	0

We request confidentially for the above referenced securities until the date specified below:

Position number 1: September 01, 2005
Position number 2: January 13, 2006
Position number 3: November 14, 2005
Position number 4: December 30, 2005
Position number 5: January 27, 2006
Position number 6: October 14, 2005
Position number 7: January 13, 2006 March 2006.
Position number 8: September 01, 2005

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